UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  8/31

Date of reporting period: 5/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2010 (Unaudited)

DWS Global Thematic Fund

	Shares	Value ($)
Common Stocks 98.0%
Austria 3.1%
Erste Group Bank AG (a)	603,415	21,793,442
Raiffeisen International Bank-Holding AG (a)	291,385	12,572,806

(Cost $37,161,125)		34,366,248
Bermuda 1.1%
Lazard Ltd. "A" (Cost $12,488,436)	389,530	12,285,776
Brazil 3.8%
Banco Bradesco SA (ADR) (Preferred) (a)	874,800	14,294,232
BR Properties SA	977,300	6,224,670
Santos Brasil Participacoes SA (Units)	1,582,200	13,448,157
SLC Agricola SA	1,062,700	8,163,170

(Cost $48,357,016)		42,130,229
Canada 0.5%
Potash Corp. of Saskatchewan, Inc. (Cost $5,851,035)	56,600	5,614,154
Cayman Islands 1.1%
China Metal Recycling Holdings Ltd. (b)	3,489,000	3,159,027
Herbalife Ltd. (a)	203,100	9,169,965

(Cost $12,481,591)		12,328,992
China 1.8%
China Railway Construction Corp., Ltd. "H"	6,323,000	7,519,647
Ping An Insurance (Group) Co. of China Ltd. "H"	918,500	7,396,223
Renhe Commercial Holdings	22,468,000	4,963,136

(Cost $20,772,272)		19,879,006
Egypt 0.6%
Commercial International Bank Egypt SAE	40,588	518,061
Orascom Telecom Holding SAE (GDR) REG S	1,222,550	6,333,484

(Cost $1,608,715)		6,851,545
France 1.6%
Societe Generale* (a) (Cost $22,655,435)	418,190	18,018,540
Germany 8.0%
Brenntag AG*	31,952	2,071,946
Daimler AG (Registered)*	305,200	15,382,478
Deutsche Lufthansa AG (Registered)*	579,075	7,680,937
Deutsche Post AG (Registered)	1,328,000	19,786,028
Deutsche Telekom AG (Registered)	1,441,000	16,146,507
E.ON AG	729,700	22,183,312
Fraport AG* (a)	96,000	4,404,828

(Cost $89,286,036)		87,656,036
Greece 0.2%
Hellenic Exchanges SA (Cost $3,133,115)	388,580	2,369,300
Hong Kong 1.7%
China Mobile Ltd. (ADR) (a)	162,900	7,586,253
China Unicom (Hong Kong) Ltd. (ADR) (a) (b)	293,400	3,558,942
Cosco Pacific Ltd.	4,619,700	5,695,716
Yingde Gases* (b)	1,200,500	1,238,058

(Cost $18,796,931)		18,078,969
India 1.3%
Bank of Baroda	47,952	734,302
Bank of India	125,947	897,371
Deccan Chronicle Holdings Ltd.	1,166,037	3,118,486
Hindustan Unilever Ltd.	1,482,900	7,615,194
Union Bank of India Ltd.	242,321	1,529,238

(Cost $15,058,195)		13,894,591
Indonesia 1.4%
PT Semen Gresik (Persero) Tbk	12,824,200	11,810,844
PT Telekomunikasi Indonesia Tbk (ADR)	108,025	3,578,868

(Cost $13,758,879)		15,389,712
Ireland 0.2%
Irish Life & Permanent Group Holdings PLC* (Cost $2,982,473)	763,086	1,832,034
Italy 2.2%
Parmalat SpA	3,051,651	7,390,248
UniCredit SpA (a)	7,943,900	16,991,861

(Cost $30,147,286)		24,382,109
Japan 3.2%
Fujitsu Ltd.	1,268,000	8,140,247
Hitachi Ltd.*	1,480,000	6,041,811
Mitsubishi UFJ Financial Group, Inc.	923,600	4,469,768
Sumitomo Mitsui Financial Group, Inc.	254,400	7,546,153
Toyota Motor Corp.	231,900	8,347,127

(Cost $34,050,390)		34,545,106
Kazakhstan 0.7%
Kazakhstan Kagazy PLC (GDR) 144A*	2,552,100	510,420
KazMunaiGas Exploration Production (GDR)	351,200	7,533,240

(Cost $21,415,787)		8,043,660
Korea 1.7%
KT&G Corp.	246,122	12,305,946
SK Telecom Co., Ltd.	40,060	5,449,025
SK Telecom Co., Ltd. (ADR) (a)	67,600	1,051,180

(Cost $21,367,210)		18,806,151
Luxembourg 0.6%
ArcelorMittal (a) (Cost $5,404,597)	209,308	6,405,542
Malaysia 0.3%
Axiata Group Bhd.* (Cost $3,731,674)	3,230,900	3,734,629
Mexico 0.4%
Banco Compartamos SA de CV*	4,100	21,950
Grupo Financiero Banorte SAB de CV "O"	972,300	3,819,293

(Cost $3,582,353)		3,841,243
Netherlands 1.8%
QIAGEN NV* (a)	512,452	10,964,407
VimpelCom Ltd. (ADR)* (c)	529,019	8,226,245

(Cost $16,399,288)		19,190,652
Panama 0.9%
Copa Holdings SA "A" (Cost $8,653,637)	197,280	10,061,280
Russia 0.2%
Far Eastern Shipping Co.* (Cost $5,247,128)	4,858,452	1,943,381
Singapore 0.1%
Food Empire Holdings Ltd. (Cost $1,161,628)	2,371,000	575,753
South Africa 2.4%
MTN Group Ltd.	1,419,400	19,990,115
Murray & Roberts Holdings Ltd.	1,171,580	6,355,420

(Cost $28,798,869)		26,345,535
Sweden 1.0%
Telefonaktiebolaget LM Ericsson "B" (Cost $11,492,749)	1,082,100	11,107,683
Switzerland 5.2%
Givaudan SA (Registered)	5,886	4,621,713
Julius Baer Group Ltd.	412,303	11,986,486
Nestle SA (Registered)	151,094	6,850,379
Roche Holding AG (Genusschein)	120,414	16,534,460
Transocean Ltd.*	103,700	5,887,049
UBS AG (Registered)* (a)	832,900	11,102,557

(Cost $61,248,640)		56,982,644
Taiwan 0.3%
Chunghwa Telecom Co., Ltd. (ADR) (Cost $3,588,668)	191,300	3,646,178
Thailand 1.1%
Bangkok Bank PCL (Foreign Registered)	1,703,600	6,393,085
Kasikornbank PCL (Foreign Registered)	1,605,500	4,444,633
Seamico Securities PCL (Foreign Registered)	23,721,700	1,276,929

(Cost $12,025,138)		12,114,647
United Kingdom 8.9%
Aberdeen Asset Management PLC	3,198,917	6,530,312
Anglo American PLC*	404,451	15,580,656
BAE Systems PLC	2,296,158	10,749,432
Barratt Developments PLC*	5,671,472	8,855,101
Diageo PLC	601,221	9,230,165
G4S PLC	2,240,311	8,540,807
GlaxoSmithKline PLC	598,116	10,042,149
Imperial Tobacco Group PLC	455,990	11,897,350
Vodafone Group PLC	8,071,572	16,236,565

(Cost $98,600,562)		97,662,537
United States 40.6%
Abbott Laboratories	232,700	11,067,212
Aecom Technology Corp.* (a)	362,100	9,190,098
Air Products & Chemicals, Inc.	106,600	7,361,796
Apache Corp.	74,700	6,688,638
Archer-Daniels-Midland Co.	217,500	5,496,225
Bank of America Corp.	299,200	4,709,408
Cisco Systems, Inc.*	480,600	11,130,696
Citigroup, Inc.*	1,523,700	6,033,852
ConocoPhillips	118,400	6,140,224
Devon Energy Corp.	85,900	5,484,715
EMC Corp.*	183,100	3,409,322
Emdeon, Inc. "A"*	79,800	1,078,896
ExxonMobil Corp.	572,200	34,595,212
FTI Consulting, Inc.* (a)	186,200	7,961,912
General Dynamics Corp.	162,200	11,013,380
General Electric Co.	645,000	10,545,750
Google, Inc. "A"*	27,800	13,488,004
Harris Corp.	158,900	7,453,999
Hewlett-Packard Co.	698,000	32,114,980
Intel Corp.	864,500	18,517,590
International Business Machines Corp.	45,900	5,749,434
JPMorgan Chase & Co.	148,900	5,893,462
Kinetic Concepts, Inc.* (a)	179,700	7,439,580
Laboratory Corp. of America Holdings* (a)	264,500	19,998,845
Lear Corp.*	77,700	5,257,959
Life Technologies Corp.* (a)	391,029	19,574,912
MasterCard, Inc. "A"	81,000	16,343,370
McAfee, Inc.*	321,700	10,230,060
McDonald's Corp.	187,700	12,551,499
Medco Health Solutions, Inc.*	263,800	15,208,070
Morgan Stanley	316,700	8,585,737
Pfizer, Inc.	2,223,600	33,865,428
Rock-Tenn Co. "A" (a)	215,500	11,089,630
SAIC, Inc.* (a)	323,900	5,567,841
Schweitzer-Mauduit International, Inc.	183,900	10,151,280
The NASDAQ OMX Group, Inc.* (a)	611,000	11,358,490
Wal-Mart Stores, Inc.	292,400	14,783,744
Walt Disney Co. (a)	208,500	6,968,070
Williams Companies, Inc.	270,700	5,346,325
World Fuel Services Corp. (a)	255,100	6,640,253

(Cost $431,626,959)		446,085,898

Total Common Stocks (Cost $1,102,933,817)		1,076,169,760
Participatory Notes 1.3%
Jordan 0.2%
Arab Bank PLC (issuer HSBC Bank PLC), Expiration Date 4/12/2013 (Cost $2,639,360)	164,500	2,510,209
Nigeria 0.7%
First Bank of Nigeria (issuer HSBC Bank PLC), 144A, Expiration Date 11/15/2010*	44,210,900	4,173,509
Guaranty Trust Bank PLC (issuer Morgan Stanley BV), Expiration Date 3/18/2011*	19,898,200	2,267,877
Zenith Bank Ltd. (issuer Morgan Stanley BV), Expiration Date 3/18/2011*	11,916,500	1,062,916

(Cost $8,395,430)		7,504,302
Pakistan 0.4%
National Bank of Pakistan (issuer Merrill Lynch International & Co.), Expiration Date 2/25/2015* (Cost $5,532,893)	6,293,200	4,649,422
Qatar 0.0%
Qatar Electricity & Water Co. (issuer Merrill Lynch International & Co.), Expiration Date 11/5/2012* (Cost $271,851)	9,071	255,347

Total Participatory Notes (Cost $16,839,534)		14,919,280

	Principal Amount ($)	Value ($)
Other Investments 0.1%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	797,757

	Shares	Value ($)
Securities Lending Collateral 14.7%
Daily Assets Fund Institutional, 0.28% (d) (e) (Cost $161,029,838)	161,029,838	161,029,838
Cash Equivalents 0.0%
Central Cash Management Fund, 0.22% (d) (Cost $129,290)	129,290	129,290

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,280,932,479) †	114.1	1,253,045,925
Other Assets and Liabilities, Net	(14.1)	(155,005,354)

Net Assets	100.0	1,098,040,571

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,295,780,019.  At May 31, 2010, net unrealized depreciation for all securities based on tax cost was $42,734,094.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $60,668,590 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $103,402,684.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at May 31, 2010 amounted to $154,096,107 which is 14.0% of net assets.
(b)	Security is listed in country of domicile. Significant business activities of company are in China.
(c)	Security is listed in country of domicile. Significant business activities of company are in Eastern Europe and Asia.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At May 31, 2010 the DWS Global Thematic Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks, Participatory Notes & Other Investments
Financials	231,257,040	21.2%
Information Technology	149,295,037	13.7%
Health Care	145,773,959	13.3%
Industrials	136,968,719	12.5%
Telecommunication Services	95,537,991	8.7%
Consumer Staples	93,478,139	8.6%
Materials	78,340,877	7.2%
Energy	78,315,656	7.2%
Consumer Discretionary	60,480,720	5.5%
Utilities	22,438,659	2.1%
Total	1,091,886,797	100.0

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks and Other Investments(f)
Austria	$—	$34,366,248	$—	$34,366,248
Bermuda	12,285,776	—	—	12,285,776
Brazil	42,130,229	—	797,757	42,927,986
Canada	5,614,154	—	—	5,614,154
Cayman Islands	9,169,965	3,159,027	—	12,328,992
China	—	19,879,006	—	19,879,006
Egypt	—	6,851,545	—	6,851,545
France	—	18,018,540	—	18,018,540
Germany	—	87,656,036	—	87,656,036
Greece	—	2,369,300	—	2,369,300
Hong Kong	11,145,195	6,933,774	—	18,078,969
India	—	13,894,591	—	13,894,591
Indonesia	3,578,868	11,810,844	—	15,389,712
Ireland	—	1,832,034	—	1,832,034
Italy	—	24,382,109	—	24,382,109
Japan	—	34,545,106	—	34,545,106
Kazakhstan	—	8,043,660	—	8,043,660
Korea	1,051,180	17,754,971	—	18,806,151
Luxembourg	—	6,405,542	—	6,405,542
Malaysia	—	3,734,629	—	3,734,629
Mexico	—	3,841,243	—	3,841,243
Netherlands	8,226,245	10,964,407	—	19,190,652
Panama	10,061,280	—	—	10,061,280
Russia	—	1,943,381	—	1,943,381
Singapore	—	575,753	—	575,753
South Africa	—	26,345,535	—	26,345,535
Sweden	—	11,107,683	—	11,107,683
Switzerland	16,989,606	39,993,038	—	56,982,644
Taiwan	3,646,178	—	—	3,646,178
Thailand	—	12,114,647	—	12,114,647
United Kingdom	—	97,662,537	—	97,662,537
United States	446,085,898	—	—	446,085,898
Participatory Notes (f)	—	14,919,280	—	14,919,280
Short-Term Investments(f)	161,159,128	—	—	161,159,128
Total	$731,143,702	$521,104,466	$797,757	$1,253,045,925

(f)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Other Investments
Brazil
Balance as of August 31, 2009	$501,549
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	296,208
Amortization premium/discount	—
Net purchase (sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of May 31, 2010	$797,757
Net change in unrealized appreciation (depreciation) from investments still held at May 31, 2010	$296,208

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Thematic Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Thematic Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 19, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 19, 2010